Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities

NOTE 17. VARIABLE INTEREST ENTITIES

We securitize financial assets and arrange other forms of asset-backed financing in the ordinary course of business. The securitization transactions we engage in are similar to those used by many financial institutions. These securitization transactions serve as alternative funding sources for a variety of diversified lending and securities transactions. Historically, we have used both GECC-supported and third-party VIEs to execute off-balance sheet securitization transactions funded in the commercial paper and term markets. The largest group of VIEs that we are involved with are former QSPEs, which under guidance in effect through December 31, 2009 were excluded from the scope of consolidation standards based on their characteristics. Except as noted below, investors in these entities only have recourse to the assets owned by the entity and not to our general credit. We do not have implicit support arrangements with any VIE. We did not provide non-contractual support for previously transferred financing receivables to any VIE in 2011 or 2010.

In evaluating whether we have the power to direct the activities of a VIE that most significantly impact its economic performance, we consider the purpose for which the VIE was created, the importance of each of the activities in which it is engaged and our decision-making role, if any, in those activities that significantly determine the entity's economic performance as compared to other economic interest holders. This evaluation requires consideration of all facts and circumstances relevant to decision-making that affects the entity's future performance and the exercise of professional judgment in deciding which decision-making rights are most important.

In determining whether we have the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE, we evaluate all of our economic interests in the entity, regardless of form (debt, equity, management and servicing fees, and other contractual arrangements). This evaluation considers all relevant factors of the entity's design, including: the entity's capital structure, contractual rights to earnings (losses), subordination of our interests relative to those of other investors, contingent payments, as well as other contractual arrangements that have potential to be economically significant. The evaluation of each of these factors in reaching a conclusion about the potential significance of our economic interests is a matter that requires the exercise of professional judgment.

Consolidated Variable Interest Entities

We consolidate VIEs because we have the power to direct the activities that significantly affect the VIEs economic performance, typically because of our role as either servicer or manager for the VIE. Our consolidated VIEs fall into three main groups, which are further described below:

  Trinity comprises two consolidated entities that hold investment securities, the majority of which are investment grade, and are funded by the issuance of GICs. These entities were consolidated in 2003 and ceased issuing new investment contracts beginning in the first quarter of 2010. Since 2004, GECC has fully guaranteed repayment of these entities' GIC obligations. These obligations include conditions under which certain GIC holders could require immediate repayment of their investment should the long-term credit ratings of GECC fall below AA-/Aa3 or the short-term credit ratings fall below A-1+/P-1. To the extent that amounts due were to exceed the ultimate value of proceeds realized from Trinity assets, GECC would be required to provide such excess amount. Following the April 3, 2012 Moody's downgrade of GECC's long-term credit ratings to A1, substantially all of these GICs became redeemable by the holders. On May 1, 2012, holders of $1,989 million of GICs redeemed their holdings and GECC made related cash payments. The remaining outstanding GICs will continue to be subject to the existing terms and maturities of their respective contracts.

  Consolidated Securitization Entities (CSEs) comprise primarily our previously unconcolidated QSPEs that were consolidated on January 1, 2010 in connection with our adoption of ASU 2009-16 & 17. These entities were created to facilitate securitization of financial assets and other forms of asset-backed financing which serve as an alternative funding source by providing access to the commercial paper and term markets. The securitization transactions executed with these entities are similar to those used by many financial institutions and substantially all are non-recourse. We provide servicing for substantially all of the assets in these entities.

         The financing receivables in these entities have similar risks and characteristics to our other financing receivables and were underwritten to the same standard. Accordingly, the performance of these assets has been similar to our other financing receivables; however, the blended performance of the pools of receivables in these entities reflects the eligibility criteria that we apply to determine which receivables are selected for transfer. Contractually the cash flows from these financing receivables must first be used to pay third-party debt holders as well as other expenses of the entity. Excess cash flows are available to GECC. The creditors of these entities have no claim on other assets of GECC.

  Other remaining assets and liabilities of consolidated VIEs relate primarily to four categories of entities: (1) enterprises we acquired that had previously created asset-backed financing entities to fund commercial, middle-market and equipment loans; we are the collateral manager for these entities; (2) joint ventures that lease light industrial equipment; (3) other entities that are involved in power generating and leasing activities; and (4) insurance entities that, among other lines of business, provide property and casualty and workers' compensation coverage for GE.

The table below summarizes the assets and liabilities of consolidated VIEs described above.

		Consolidated Securitization Entities (a)

		Credit				Trade
(In millions)	Trinity	Cards	(b)(c)	Equipment(c)(d)	Real Estate	Receivables	Other	(d)	Total

December 31, 2011
Assets(e)
Financing receivables, net	$0	$19,229		$10,523	$3,521	$1,614	$2,973		$37,860
Investment securities	4,289	0		0	0	0	1,031		5,320
Other assets	389	17		283	210	0	2,250		3,149
Total	$4,678	$19,246		$10,806	$3,731	$1,614	$6,254		$46,329

Liabilities(e)
Borrowings	$0	$0		$2	$25	$0	$821		$848
Non-recourse borrowings	0	14,184		8,166	3,659	1,769	980		28,758
Other liabilities	4,456	37		0	19	23	1,312		5,847
Total	$4,456	$14,221		$8,168	$3,703	$1,792	$3,113		$35,453

December 31, 2010
Assets(e)
Financing receivables, net	$0	$20,570		$9,431	$4,233	$1,882	$3,356		$39,472
Investment securities	5,706	0		0	0	0	964		6,670
Other assets	283	17		234	209	99	2,198		3,040
Total	$5,989	$20,587		$9,665	$4,442	$1,981	$6,518		$49,182

Liabilities(e)
Borrowings	$0	$0		$184	$25	$0	$925		$1,134
Non-recourse borrowings	0	12,824		8,091	4,294	2,970	1,265		29,444
Other liabilities	5,690	132		8	4	0	825		6,659
Total	$5,690	$12,956		$8,283	$4,323	$2,970	$3,015		$37,237

  Includes entities consolidated on January 1, 2010 by the initial application of ASU 2009-16 & 17. On January 1, 2010, we consolidated financing receivables of $39,463 million and investment securities of $1,015 million and non-recourse borrowings of $36,112 million. At December 31, 2011, financing receivables of $30,730 million and non-recourse borrowings of $24,502 million remained outstanding in respect of those entities.
  In February 2011, the capital structure of one of our consolidated credit card securitization entities changed and it is now consolidated under the voting interest model and accordingly is no longer reported in the table above. The entity's assets and liabilities at December 31, 2010 were $2,875 million and $525 million, respectively.
  We provide servicing to the CSEs and are contractually permitted to commingle cash collected from customers on financing receivables sold to investors with our own cash prior to payment to a CSE, provided our short-term credit rating does not fall below A-1/P-1. We are also owed amounts from the CSEs related to purchased financial assets which have yet to be funded or available excess cash flows due to GE. At December 31, 2011, the amounts owed to the CSEs and receivable from the CSEs were $5,655 million and $5,165 million, respectively.
  In certain transactions entered into prior to December 31, 2004, we provided contractual credit and liquidity support to third parties who funded the purchase of securitized or participated interests in assets. In December 2011, a third party required that we pay $816 million under these arrangements to purchase an asset. At December 31, 2011, we have no remaining credit or liquidity support obligations to these entities.
  Asset amounts exclude intercompany receivables for cash collected on behalf of the entities by GE as servicer, which are eliminated in consolidation. Such receivables provide the cash to repay the entities' liabilities. If these intercompany receivables were included in the table above, assets would be higher. In addition other assets, borrowings and other liabilities exclude intercompany balances that are eliminated in consolidation.

Revenues from services from our consolidated VIEs were $6,162 million and $6,914 million in 2011 and 2010, respectively. Related expenses consisted primarily of provisions for losses of $1,146 million and $1,596 million in 2011 and 2010, respectively, and interest of $593 million and $765 million in 2011 and 2010, respectively. These amounts do not include intercompany revenues and costs, principally fees and interest between GECC and the VIEs, which are eliminated in consolidation.

Investments in Unconsolidated Variable Interest Entities

Our involvement with unconsolidated VIEs consists of the following activities: assisting in the formation and financing of the entity, providing recourse and/or liquidity support, servicing the assets and receiving variable fees for services provided. We are not required to consolidate these entities because the nature of our involvement with the activities of the VIEs does not give us power over decisions that significantly affect their economic performance.

The largest unconsolidated VIE with which we are involved is Penske Truck Leasing (PTL), a joint venture and limited partnership formed in 1988 between Penske Truck Leasing Corporation (PTLC) and GE. PTLC is the sole general partner of PTL and an indirect wholly-owned subsidiary of Penske Corporation. PTL is engaged in truck leasing and support services, including full-service leasing, dedicated logistics support and contract maintenance programs, as well as rental operations serving commercial and consumer customers. At December 31, 2011, our investment of $7,038 million primarily comprised a 49.9% partnership interest of $889 million and loans and advances of $6,113 million. GECC continues to provide loans under long-term revolving credit and letter of credit facilities to PTL.

Other significant exposures to unconsolidated VIEs at December 31, 2011 include an investment in asset-backed securities issued by a senior secured loan fund ($4,009 million); investments in real estate entities ($2,515 million), which generally consist of passive limited partnership investments in tax-advantaged, multi-family real estate and investments in various European real estate entities; and exposures to joint ventures that purchase factored receivables ($1,823 million). The vast majority of our other unconsolidated entities consist of passive investments in various asset-backed financing entities.

The classification of our variable interests in these entities in our financial statements is based on the nature of the entity and the type of investment we hold. Variable interests in partnerships and corporate entities are classified as either equity method or cost method investments. In the ordinary course of business, we also make investments in entities in which we are not the primary beneficiary but may hold a variable interest such as limited partner interests or mezzanine debt investments. These investments are classified in two captions in our financial statements: “Other assets” for investments accounted for under the equity method, and “Financing receivables – net” for debt financing provided to these entities. Our investments in unconsolidated VIEs at December 31, 2011 and December 31, 2010 follow.

	At
	December 31, 2011			December 31, 2010
(In millions)	PTL	All other	Total	PTL	All other	Total

Other assets and investment
securities	$7,038	$7,318	$14,356	$5,790	$4,580	$10,370
Financing receivables – net	0	2,507	2,507	0	2,240	2,240
Total investments	7,038	9,825	16,863	5,790	6,820	12,610
Contractual obligations to fund
investments or guarantees	600	2,244	2,844	600	1,981	2,581
Revolving lines of credit	1,356	92	1,448	2,431	0	2,431
Total	$8,994	$12,161	$21,155	$8,821	$8,801	$17,622

In addition to the entities included in the table above, we also hold passive investments in RMBS, CMBS and ABS issued by VIEs. Such investments were, by design, investment grade at issuance and held by a diverse group of investors. Further information about such investments is provided in Note 3.